Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets (Amount For DAC, VOBA Balances And Percentage To The Expected Gross Profit) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Deferred Acquisition Costs ("DAC"), Value of Business Acquired ("VOBA") and Other Intangible Assets [Abstract]
DAC	$ 60.7	$ 57.9
VOBA	$ 7.1	$ 7.5
DAC, percent	22.10%	23.20%
VOBA, percent	26.90%	26.40%